Provisions for legal proceedings - Summary of Nature of Contingent Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Estimate	$ 58,314	$ 66,277
Tax [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Estimate	$ 39,137	$ 47,830
Tax [member] | Transactions Related To Tax Contingent Liability One [member] | Plaintiff Related To Tax One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.	Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.
Contingent liabilities, current status	In October 2017, the Regional Federal Court (Tribunal Regional Federal - TRF) of the State of Rio de Janeiro ruled that the Company should have paid withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, which have a current debt of US$ 2.7 billion. The legal argument involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion. The Company joined to the settlement program established by law 13,586/17, which enabled the regularization of administrative and judicial proceedings relating to IRRF from 2008 to 2013, including the tax deficiency notice issued in January 2, 2018, as set out in note 21.2.4. The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understand there is a possible likelihood of loss, since there are legal predictions in line with the understanding of the Company, including the mentioned tax deficiency notice.	In October 2017, the Regional Federal Court (Tribunal Regional Federal - TRF) of the State of Rio de Janeiro ruled that the Company should have paid withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, which have a current debt of US$ 2.7 billion. The legal argument involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion. The Company joined to the settlement program established by law 13,586/17, which enabled the regularization of administrative and judicial proceedings relating to IRRF from 2008 to 2013, including the tax deficiency notice issued in January 2, 2018, as set out in note 21.2.4. The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understand there is a possible likelihood of loss, since there are legal predictions in line with the understanding of the Company, including the mentioned tax deficiency notice.
Estimate	$ 13,041	$ 15,479
Tax [member] | Transactions Related To Tax Contingent Liability Two [Member] | Plaintiff Related To Tax One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).	Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Contingent liabilities, current status	In 2017, the Company received a new tax deficiency notice for not including income from subsidiaries located outside Brazil. This and the other claims involve lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	In 2017, the Company received a new tax deficiency notice for not including income from subsidiaries located outside Brazil. This and the other claims involve lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.
Estimate	$ 3,988	$ 3,095
Tax [member] | Transactions Related To Tax Contingent Liability Three [Member] | Plaintiff Related To Tax One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.	Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 3,621	$ 3,375
Tax [member] | Transactions Related To Tax Contingent Liability Four [Member] | Plaintiff Related To Tax One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Incidence of social security contributions over contingent bonuses paid to employees.	Incidence of social security contributions over contingent bonuses paid to employees.
Contingent liabilities, current status	Awaiting the hearing of an appeal at the administrative level, including a new tax deficiency notice received by the Company.	Awaiting the hearing of an appeal at the administrative level, including a new tax deficiency notice received by the Company.
Estimate	$ 1,541	$ 1,053
Tax [member] | Transactions Related To Tax Contingent Liability Five [Member] | Plaintiff Related To Tax One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.	Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Contingent liabilities, current status	This claim involves lawsuits in judicial stages.	This claim involves lawsuits in judicial stages.
Estimate	$ 672	$ 656
Tax [member] | Transactions Related To Tax Contingent Liability Six [Member] | Plaintiff Related To Tax One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Contingent liabilities, current status	The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. After assessing the fundamentals of this court ruling, the Company reassessed the probability of outflow of resources with respect to this dispute and estimated it as probable. The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible, and are in different administrative and judicial stages.	The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. After assessing the fundamentals of this court ruling, the Company reassessed the probability of outflow of resources with respect to this dispute and estimated it as probable. The other claims of this item, which have different legal basis, remain with their likelihood of loss as possible, and are in different administrative and judicial stages.
Estimate	$ 613	$ 2,355
Tax [member] | Transactions Related To Tax Contingent Liability Seven [Member] | Plaintiff Related To Tax One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Immediate deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of crude oil production development costs.	Immediate deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of crude oil production development costs.
Contingent liabilities, current status	The likelihood of loss is now considered remote, since the Administrative Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais - CARF) granted unanimous decisions favorable to the Company in administrative proceedings.	The likelihood of loss is now considered remote, since the Administrative Board of Tax Appeals (Conselho Administrativo de Recursos Fiscais - CARF) granted unanimous decisions favorable to the Company in administrative proceedings.
Estimate		$ 6,305
Tax [member] | Transactions Related To Tax Contingent Liability Eight [Member] | Plaintiff Related To Tax Two [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Penalty for the absence of a tax document while relocating a rig to an exploratory block, and on the return of this vessel, as well as collection of the related VAT (ICMS), as a result of the temporary admission being unauthorized, because the customs clearance has been done in Rio de Janeiro instead of São Paulo.	Penalty for the absence of a tax document while relocating a rig to an exploratory block, and on the return of this vessel, as well as collection of the related VAT (ICMS), as a result of the temporary admission being unauthorized, because the customs clearance has been done in Rio de Janeiro instead of São Paulo.
Contingent liabilities, current status	This claim involves lawsuits in judicial stages. Regarding the absence of a tax document while relocating a rig, there was a definitive decision in favor of the Company, which reduced the balance of this contingent liability.	This claim involves lawsuits in judicial stages. Regarding the absence of a tax document while relocating a rig, there was a definitive decision in favor of the Company, which reduced the balance of this contingent liability.
Estimate	$ 761	$ 1,703
Tax [member] | Transactions Related To Tax Contingent Liability Nine [Member] | Plaintiff Related To Tax Two [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.	Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Contingent liabilities, current status	This claim involves lawsuits at administrative level.	This claim involves lawsuits at administrative level.
Estimate	$ 887	$ 834
Tax [member] | Transactions Related To Tax Contingent Liability Ten [Member] | Plaintiff Related To Tax Three [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.	10) VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 1,366	$ 1,354
Tax [member] | Transactions Related To Tax Contingent Liability Eleven [Member] | Plaintiff Related To Tax Four [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".	Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 1,224	$ 1,117
Tax [member] | Transactions Related To Tax Contingent Liability Twelve [Member] | Plaintiff Related To Tax Five [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.	Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Contingent liabilities, current status	This claim involves lawsuits in administrative and judicial stages.	This claim involves lawsuits in administrative and judicial stages.
Estimate	$ 1,087	$ 1,285
Tax [member] | Transactions Related To Tax Contingent Liability Thirteen [Member] | Plaintiff Related To Tax Six [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.	Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial levels.	This claim involves lawsuits in different administrative and judicial levels.
Estimate	$ 976	$ 840
Tax [member] | Transactions Related To Tax Contingent Liability Fourteen [Member] | Plaintiff Related To Tax Seven [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.	Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 994	$ 490
Tax [member] | Transactions related to tax contingent liability fifteen [member] | Plaintiff related to tax eight [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company's customers.	Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company's customers.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 1,029	$ 755
Tax [member] | Transactions related to tax contingent liability sixteen [member] | Plaintiff related to tax eight [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.	Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.
Estimate	$ 852	$ 827
Tax [member] | Transactions Related To Tax Contingent Liability Seventeen [Member] | Plaintiff Related To Tax Ten [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.	VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Contingent liabilities, current status	This claim involves several tax notices from the states in different administrative and judicial stages.	This claim involves several tax notices from the states in different administrative and judicial stages.
Estimate	$ 578	$ 566
Tax [member] | Transactions Related To Tax Contingent Liability Eighteen [Member] | Plaintiff Related To Tax Eleven [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.	Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 448	$ 351
Tax [member] | Transactions Related To Tax Contingent Liability Nineteen [Member] | Plaintiff Related To Tax Twelve [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Contingent liabilities, current status	Current status: This claim involves lawsuits in different administrative and judicial stages.	Current status: This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 513	$ 405
Tax [member] | Transactions Related To Tax Contingent Liability Twenty [Member] | Plaintiff Related To Tax Thirteen [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 284	$ 341
Tax [member] | Transactions Related To Tax Contingent Liability Twenty One [Member] | Plaintiff Related To Tax Fourteen [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), and consequently charging the difference on the tax levied on the sale and transfer transactions.	Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), and consequently charging the difference on the tax levied on the sale and transfer transactions.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	: This claim involves lawsuits in different administrative and judicial stages.
Estimate	$ 335	$ 312
Tax [member] | Transactions Related To Other Tax Contingent Liability [Member] | Plaintiff Related To Tax Fourteen [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Other tax matters	Other tax matters
Estimate	$ 4,327	$ 4,332
Labor [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Estimate	$ 7,202	$ 7,225
Labor [member] | Transactions Related To Labour Matters Contingent Liability One [Member] | Plaintiff Related To Labour Matters One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of labor matters	Class actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.	Class actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Contingent liabilities, current status	Awaiting the Superior Labor Court to judge appeals filed by the Company. The judgement on the Company's collective bargaining agreement is stayed pending the Superior Labor Court decision on the appeal.	Awaiting the Superior Labor Court to judge appeals filed by the Company. The judgement on the Company's collective bargaining agreement is stayed pending the Superior Labor Court decision on the appeal.
Estimate	$ 4,516	$ 4,383
Labor [member] | Transactions Related To Labour Matters Contingent Liability Two [Member] | Plaintiff Related To Labour Matters Two [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of labor matters	The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.	The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.
Contingent liabilities, current status	Awaiting the Superior Labor Court to judge appeals filed by the plaintiff.	Awaiting the Superior Labor Court to judge appeals filed by the plaintiff.
Estimate	$ 389	$ 369
Labor [member] | Transactions Related To Labour Matters Contingent Liability Three [Member] | Plaintiff Related To Labour Matters Three [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of labor matters	Class Actions regarding wage underpayments to certain employees due to expected changes in the methodology used to consider overtime into the calculation of paid weekly rest, allegedly computed based on ratios that are higher than the 1/6 ratio established by Law No. 605/49.	Class Actions regarding wage underpayments to certain employees due to expected changes in the methodology used to consider overtime into the calculation of paid weekly rest, allegedly computed based on ratios that are higher than the 1/6 ratio established by Law No. 605/49.
Contingent liabilities, current status	The Superior Labor Court (“Tribunal Superior do Trabalho - TST”) unified, in all of its classes, favorable understanding to the Company’s opinion relating to the paid weekly rest, whereas there are TST decisions favorable to the plaintiffs on individual and class actions judged before the mentioned unification. However, two of these class actions, relating to claims filed by SINDIPETRO/MG and SINDIPETRO/NF, had their decisions suspended by the TST, in trial sessions held on September 26, 2017 and February 20, 2018, due to some motions to set aside the judgments proposed by the Company. For this reason and in face of the remote possibility of a reversal on this decision, the likelihood of loss is now considered remote.	The Superior Labor Court (“Tribunal Superior do Trabalho - TST”) unified, in all of its classes, favorable understanding to the Company’s opinion relating to the paid weekly rest, whereas there are TST decisions favorable to the plaintiffs on individual and class actions judged before the mentioned unification. However, two of these class actions, relating to claims filed by SINDIPETRO/MG and SINDIPETRO/NF, had their decisions suspended by the TST, in trial sessions held on September 26, 2017 and February 20, 2018, due to some motions to set aside the judgments proposed by the Company. For this reason and in face of the remote possibility of a reversal on this decision, the likelihood of loss is now considered remote.
Estimate	$ 121	$ 311
Labor [member] | Transactions Related To Other Labour Matters Contingent Liability [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of labor matters	Other labor matters	Other labor matters
Estimate	$ 2,176	$ 2,162
Civil-General [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Estimate	$ 9,621	$ 9,049
Civil-General [member] | Transactions Related To Civil Matters Contingent Liability One [Member] | Plaintiff Related To Civil Matters One [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of civil matters	Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.	Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.
Contingent liabilities, current status	This list involves claims that are disputed in court and in arbitration proceedings. The Company has made judicial deposits on the Lula/Cernanbi and the Baúna/Piracaba fields proceedings for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down. On the Parque das Baleias complex proceeding, the Superior Court of Justice (“Superior Tribunal de Justiça - STJ”) ruled that is the Chamber of Arbitration which has the responsibility to determine if the claim should be arbitrated or not. On the Tartaruga Verde and Mestiça fields unitization proceeding, the Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction, and authorized this arbitration. Therefore, the arbitrations on the Lula/Cernambi and Baúna/Piracicaba fields unitization are currently stayed, while the Judiciary states there is no obstacle to continue with the Parque das Baleias complex and the Tartaruga Verde and Mestiça fields arbitrations. The change in the amount relates to the indexation charge and the inclusion of production taxes on the Parque das Baleias complex, which collection is stayed due to judicial and arbitral decision.	This list involves claims that are disputed in court and in arbitration proceedings. The Company has made judicial deposits on the Lula/Cernanbi and the Baúna/Piracaba fields proceedings for the alleged differences resulting from the special participation. However, with the reversal of the favorable injunction, currently the payment of these alleged differences have been made directly to ANP, until a final judicial decision is handed down. On the Parque das Baleias complex proceeding, the Superior Court of Justice (“Superior Tribunal de Justiça - STJ”) ruled that is the Chamber of Arbitration which has the responsibility to determine if the claim should be arbitrated or not. On the Tartaruga Verde and Mestiça fields unitization proceeding, the Regional Federal Court of the Second Region has the opinion that the Chamber of Arbitration has jurisdiction, and authorized this arbitration. Therefore, the arbitrations on the Lula/Cernambi and Baúna/Piracicaba fields unitization are currently stayed, while the Judiciary states there is no obstacle to continue with the Parque das Baleias complex and the Tartaruga Verde and Mestiça fields arbitrations. The change in the amount relates to the indexation charge and the inclusion of production taxes on the Parque das Baleias complex, which collection is stayed due to judicial and arbitral decision.
Estimate	$ 2,633	$ 1,992
Civil-General [member] | Transactions related to civil matters contingent liability two [Member] | Plaintiff Related To Civil Matters Two [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields, including a misunderstanding about the oil prices used on the calculation of production taxes on Lula field. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.	Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields, including a misunderstanding about the oil prices used on the calculation of production taxes on Lula field. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.
Contingent liabilities, current status	In August 2017, the Company had an adverse judicial sentence relating to a fine issued by ANP. Therefore, in the third quarter, several proceedings had the probability of loss considered as probable. However, one claim relating to Lula field had the probability of loss considered as remote, following a favorable decision in administrative stage. The other claims involve lawsuits in different administrative and judicial stages.	In August 2017, the Company had an adverse judicial sentence relating to a fine issued by ANP. Therefore, in the third quarter, several proceedings had the probability of loss considered as probable. However, one claim relating to Lula field had the probability of loss considered as remote, following a favorable decision in administrative stage. The other claims involve lawsuits in different administrative and judicial stages.
Estimate	$ 1,635	$ 1,668
Civil-General [member] | Transactions related to civil matters contingent liability three [Member] | Plaintiff related to civil matters three [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of civil matters	Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.	Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.
Contingent liabilities, current status	The arbitrations are at different stages, with no court ruling at this moment. The lawsuit filed by EIG and affiliates alleges that the Company committed fraud by inducing plaintiffs to invest in Sete Brasil Participações S. A. (“Sete”) through communications that failed to disclose the alleged corruption scheme. The District Court of the District of Columbia partially granted the Company’s motion to dismiss. Petrobras entered another motion to dismiss the remaining part of the lawsuit and the proceeding is currently stayed in the first instance due to this appeal. On October 30, 2017, the Company filed a response to EIG’s counter-arguments presented in the appeal.	The arbitrations are at different stages, with no court ruling at this moment. The lawsuit filed by EIG and affiliates alleges that the Company committed fraud by inducing plaintiffs to invest in Sete Brasil Participações S. A. (“Sete”) through communications that failed to disclose the alleged corruption scheme. The District Court of the District of Columbia partially granted the Company’s motion to dismiss. Petrobras entered another motion to dismiss the remaining part of the lawsuit and the proceeding is currently stayed in the first instance due to this appeal. On October 30, 2017, the Company filed a response to EIG’s counter-arguments presented in the appeal.
Estimate	$ 2,127	$ 1,644
Civil-General [member] | Transactions related to civil matters contingent liability four [Member] | Plaintiff related to civil matters four [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of tax matters	Lawsuit seeking to recover damages for alleged anti-competitive practices with respect to gasoline, diesel and LPG sales in the domestic market.	Lawsuit seeking to recover damages for alleged anti-competitive practices with respect to gasoline, diesel and LPG sales in the domestic market.
Contingent liabilities, current status	This claim is in the judicial stage. In a recent decision, the Brazilian Judicial Branch did not consider the Company’s practices as anti-competitive, supporting previous opinion of the Brazilian Antitrust Regulator (CADE). Thus, the likelihood of loss is now deemed remote.	This claim is in the judicial stage. In a recent decision, the Brazilian Judicial Branch did not consider the Company’s practices as anti-competitive, supporting previous opinion of the Brazilian Antitrust Regulator (CADE). Thus, the likelihood of loss is now deemed remote.
Estimate		$ 575
Civil-General [member] | Transactions related to civil matters contingent liability five [Member] | Plaintiff Related To Civil Matters Five [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of civil matters	Arbitration in the United States for unilateral termination of the drilling service contract tied to ship-probe Titanium Explorer.	Arbitration in the United States for unilateral termination of the drilling service contract tied to ship-probe Titanium Explorer.
Contingent liabilities, current status	The merits hearing has been held and the award of the Arbitration Tribunal is expected to be rendered in the first quarter of 2018.	The merits hearing has been held and the award of the Arbitration Tribunal is expected to be rendered in the first quarter of 2018.
Estimate	$ 400	$ 400
Civil-General [member] | Transactions related to other civil matters contingent liability [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of civil matters	Other civil matters	Other civil matters
Estimate	$ 2,826	$ 2,770
Civil - Environmental [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Estimate	$ 2,354	$ 2,172
Civil - Environmental [member] | Transactions related to environmental matters contingent liability one [Member] | Plaintiff related to environmental matters one [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of environmental matters	Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.	Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.
Contingent liabilities, current status	The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.
Estimate	$ 942	$ 855
Civil - Environmental [member] | Transactions related to environmental matters contingent liability two [Member] | Plaintiff related to environmental matters two [member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of environmental matters	Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.	Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36 Platform.
Contingent liabilities, current status	A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.
Estimate	$ 444	$ 442
Civil - Environmental [member] | Transactions related to other environmental matters contingent liability [Member]
Disclosure Of Nature Of Contingent Liabilities [Line Items]
Description of environmental matters	Other environmental matters	Other environmental matters
Estimate	$ 968	$ 876